Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted stock options, stock appreciation rights, or similar instruments with option-like features since 2022 and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing, How MNPI Considered
We have not granted stock options, stock appreciation rights, or similar instruments with option-like features since 2022 and have no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.